Loan Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Loan Payable
5.	Loan Payable
As at December 31, 2014, the Company owed $52,582 (Cdn$61,000) (2013 - $37,608 (Cdn$40,000)) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.